MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

Merrill Lynch
Index Funds, Inc.

[Graphic Omitted]

STRATEGIC
          Performance

Annual Report
December 31, 1997

                     Merrill Lynch Aggregate Bond Index Fund

Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Norman R. Harvey, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Jay C. Harbeck, Vice President
Gregory Mark Maunz, Vice President
Eric S. Mitofsky, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Important Tax
Information

None of the net investment income distributions paid monthly by Merrill Lynch Aggregate Bond Index Fund during the fiscal year ended December 31, 1997 qualify for the dividends received deduction for corporations. The Fund paid a short-term capital gain distribution of $0.032317 per share to shareholders of record on December 22, 1997. Additionally, there were no long-term capital gains distributed during the year.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Listed at right are the percentages of total assets of the Fund invested in Federal obligations as of the end of each quarter of the fiscal year:

-------------------------------------------------------------------------
  For the                                               Percentage of
Quarter Ended                                        Federal Obligations*
-------------------------------------------------------------------------
March 31, 1997.....................................          N/A
June 30, 1997......................................        42.94%
September 30, 1997.................................        45.57
December 31, 1997..................................        45.27
-------------------------------------------------------------------------
* For purposes of this calculation, Federal obligations include US Treasury Notes, US Treasury Bills, and US Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Banks, and the Student Loan Marketing Association. Repurchase agreements are not included in this calculation.

Of the Fund's net investment income distributions paid monthly during the fiscal year ended December 31, 1997, 49.38% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

Please retain this information for your records.

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

DEAR SHAREHOLDER

Fiscal Year in Review

Merrill Lynch Aggregate Bond Index Fund commenced operations on April 3, 1997 in an investment environment which proved to be very favorable to investors in high-quality fixed-income securities. Interest rates declined fairly steadily throughout the last six months of 1997, allowing securities to appreciate and generate returns in excess of coupon flow to shareholders. Since inception (April 3, 1997) through December 31, 1997, the Fund's Class A and Class D Shares had total returns of +9.49% and +9.29%, respectively. This compares to the total return of +9.89% for the unmanaged Lehman Brothers Aggregate Bond Index for the same period. (For complete performance information, including average annual total returns, see pages 3 and 4 of this report to shareholders.)

The investment objective of the Fund is to seek to provide investment returns that, before expenses, replicate the total return of the unmanaged Lehman Brothers Aggregate Bond Index. The Index is comprised of securities from the US Treasury, agency, mortgage-backed and corporate investment-grade sectors. The allocation of sectors in the Index is identical to their weighting in the actual market. As of year-end, the Treasury and agency sectors represented 49.6% of the Index, with mortgage-backed and corporate securities representing 29.4% and 21.0% of the Index, respectively.

The Fund seeks to achieve its objective by investing all of its assets in Merrill Lynch Aggregate Bond Index Series. While the sector allocation in the Series is identical to that of the Index, there is no guarantee that Series performance will be identical to the Index. This is because the Fund is not an exact replication of the Index. It does not utilize every security in the Index. There are currently 6,188 positions in the Index, which makes it too large for the Series to replicate exactly.

In constructing the Series, securities are selected which, in aggregate, possess the same investment characteristics as the Index. In constructing the Treasury and agency sectors, the measures of duration (which measure the amount of price change when interest rates change) and convexity (which measure the stability of duration) are identical in the Series and the Index. In addition, an analysis of the duration exposure is conducted for each part of the yield curve (partial duration) to ensure identical exposure to the yield curve. This provides comfort that in the event the shape of the yield curve changes, a deviation in performance will not result.

A similar approach is applicable in constructing the corporate sector of the Series. However, in addition to duration, partial duration, and convexity exercises, credit and industry exposure of the Series is matched to the Index.

The mortgage-backed sector is managed in a slightly different manner. In the analysis of mortgage-backed securities, the calculation of duration and convexity is highly dependent on prepayment assumptions of the underlying mortgages. While there are many models projecting prepayments, there has yet to emerge a model which can be fully relied upon. As a result, the duration and convexity measurements may not be accurate. In lieu of these measurements, the Series' construction is matched by other elements. The Series is neutral to the mortgage sector in regard to coupon, original term (30-year, 15-year, balloon) and issuer.

Since the Series is only a proxy of the Index, performance differences between the Series and the Index (also known as tracking error) are expected to occur to some extent. Tracking error has been low since inception, since the performance of the 136 positions held in the Series have followed the performance of the 6,188 positions in the Index fairly closely.

In Conclusion

We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to sharing our investment outlook with you in the months and years ahead.

Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President

/s/ Jay C. Harbeck

Jay C. Harbeck
Vice President and
Co-Portfolio Manager

/s/ Gregory Mark Maunz

Gregory Mark Maunz
Vice President and
Co-Portfolio Manager

February 9, 1998

PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results

                                                                                                                      Standardized
                                                                                                                          30-Day
                                                                                                Since                     Yield
                                                                                              Inception+    3 Month       As of
                                                              12/31/97   9/30/97   4/03/97+    % Change     % Change     12/31/97
==================================================================================================================================
ML Aggregate Bond Index Fund Class A Shares                    $10.42    $10.32     $10.00      +4.20%       +0.97%       6.12%
----------------------------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class D Shares                     10.42     10.32      10.00      +4.20        +0.97        5.86
----------------------------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class A Shares--Total Return                                       +9.49(1)     +2.89(2)
----------------------------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class D Shares--Total Return                                       +9.29(3)     +2.82(4)
==================================================================================================================================

+     The Fund commenced operations on April 3, 1997.
(1) Percent change includes reinvestment of $0.511 per share ordinary income dividends.
(2) Percent change includes reinvestment of $0.218 per share ordinary income dividends.
(3) Percent change includes reinvestment of $0.492 per share ordinary income dividends.
(4) Percent change includes reinvestment of $0.210 per share ordinary income dividends.

                                  Pages 2 & 3

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

PERFORMANCE DATA (concluded)

Total Return Based on a $10,000 Investment

Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Lehman Aggregate Index. Beginning and ending values are:

--------------------------------------------------------------------------------
                                                    4/03/97**          12/97
ML Aggregate Bond Index Fund+--
Class A Shares*                                     $10,000           $10,949

ML Aggregate Bond Index Fund+--
Class D Shares*                                     $10,000           $10,929

Lehman Aggregate Index+++                           $10,000           $10,989
--------------------------------------------------------------------------------

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Merrill Lynch Aggregate Bond Index Series of Merrill Lynch Index Trust. The Trust may invest in a statistically selected sample of fixed-income securities and other types of financial instruments.
+++ This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. Past performance is not predictive of future performance.

                                                                        % Return
Aggregate         ==============================================================
Total Return      Class A Shares
                  ==============================================================
                  Inception (4/03/97) through 12/31/97                   +9.49%
                  --------------------------------------------------------------

                                                                        % Return
                  ==============================================================
                  Class D Shares
                  ==============================================================
                  Inception (4/03/97) through 12/31/97                   +9.29%
                  --------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND     As of December 31, 1997
====================================================================================================================================
Assets:        Investment in Merrill Lynch Aggregate Bond Index Series, at value
                  (identified cost--$300,221,269) (Note 1a)  .......................................                  $ 307,561,388
               Receivable from administrator (Note 2) ..............................................                         42,805
               Deferred organization expenses (Note 1d) ............................................                         11,972
               Prepaid registration fees (Note 1d) .................................................                         31,564
                                                                                                                      -------------
               Total assets ........................................................................                    307,647,729
                                                                                                                      -------------
====================================================================================================================================
Liabilities:   Payables:
                  Dividends and distributions to shareholders (Note 1e) ............................  $     225,266
                  Distributor (Note 2) .............................................................         12,276         237,542
                                                                                                      -------------

               Accrued expenses and other liabilities ..............................................                        136,258
                                                                                                                      -------------
               Total liabilities ...................................................................                        373,800
                                                                                                                      -------------
====================================================================================================================================
Net Assets:    Net assets ..........................................................................                  $ 307,273,929
                                                                                                                      =============
====================================================================================================================================
Net Assets     Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized ....                  $       2,411
Consist of:    Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized ....                            539
               Paid-in capital in excess of par ....................................................                    300,000,385
               Accumulated distributions in excess of realized capital gains on investments from
                  the Series--net (Note 1e)  .......................................................                        (69,525)
               Unrealized appreciation on investments from the Series--net .........................                      7,340,119
                                                                                                                      -------------
               Net assets ..........................................................................                  $ 307,273,929
                                                                                                                      =============
====================================================================================================================================
Net Asset      Class A--Based on net assets of $251,140,395 and 24,112,166 shares outstanding ......                  $       10.42
Value:                                                                                                                =============
               Class D--Based on net assets of $56,133,534 and 5,387,967 shares outstanding ........                  $       10.42
                                                                                                                      =============
====================================================================================================================================

               See Notes to Financial Statements.

                                   Pages 4 & 5

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND                   For the Period April 3, 1997+ to December 31, 1997
===================================================================================================================================
Investment Income            Investment income allocated from the Series.......................                       $  9,584,726
(Note 1b):                   Expenses allocated from the Series................................                           (223,625)
                                                                                                                      ------------
                             Net investment income from the Series.............................                          9,361,101
                                                                                                                      ------------
===================================================================================================================================
Expenses:                    Administration fee (Note 2).......................................   $    204,163
                             Registration fees (Note 1d).......................................        163,504
                             Transfer agent fees (Note 2)......................................         72,915
                             Account maintenance fee--Class D (Note 2).........................         71,476
                             Printing and shareholder reports..................................         38,206
                             Professional fees.................................................         12,000
                             Amortization of organization expenses (Note 1d)...................         10,275
                             Accounting services (Note 2)......................................            900
                             Directors' fees and expenses......................................            750
                             Other ............................................................          1,264
                                                                                                  ------------
                             Total expenses before reimbursement...............................        575,453
                             Reimbursement of expenses (Note 2)................................       (217,236)
                                                                                                  ------------
                             Total expenses after reimbursement................................                            358,217
                                                                                                                      ------------
                             Investment income--net............................................                          9,002,884
                                                                                                                      ------------
===================================================================================================================================
Realized &
Unrealized                   Realized gain on investments from the Series-- net................                            870,653
Gain from the                Unrealized appreciation on investments from the Series--net.......                          7,340,119
Series - Net:                                                                                                         ------------
                             Net Increase in Net Assets Resulting from Operations..............                       $ 17,213,656
                                                                                                                      ============
===================================================================================================================================

                             +  Commencement of operations.
                                See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                                       For the Period
AGGREGATE BOND                                                                                                    April 3, 1997+ to
INDEX FUND          Increase (Decrease) in Net Assets:                                                            December 31, 1997
====================================================================================================================================
Operations:         Investment income--net.......................................................................    $  9,002,884
                    Realized gain on investments from the Series--net............................................         870,653
                    Unrealized appreciation on investments from the Series--net..................................       7,340,119
                                                                                                                     ------------
                    Net increase in net assets resulting from operations.........................................      17,213,656
                                                                                                                     ------------
====================================================================================================================================
Dividends &         Investment income--net:
Distributions to       Class A...................................................................................      (7,292,400)
Shareholders           Class D...................................................................................      (1,710,484)
(Note 1e):          Realized gain on investments from the Series--net:
                       Class A...................................................................................        (709,638)
                       Class D...................................................................................        (161,015)
                    In excess of realized gain on investments from the Series -- net:
                       Class A...................................................................................         (56,667)
                       Class D...................................................................................         (12,858)
                                                                                                                     ------------
                    Net decrease in net assets resulting from dividends and distributions to shareholders........      (9,943,062)
                                                                                                                     ------------
====================================================================================================================================
Capital Share       Net increase in net assets derived from capital share transactions...........................     299,978,335
Transactions                                                                                                         ------------
(Note 4):
====================================================================================================================================
Net Assets:         Total increase in net assets.................................................................     307,248,929
                    Beginning of period..........................................................................          25,000
                                                                                                                     ------------
                    End of period................................................................................    $307,273,929
                                                                                                                     ============
====================================================================================================================================

                    +  Commencement of operations.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                     For the Period
                      The following per share data and ratios have been derived                    April 3, 1997+ to
MERRILL LYNCH         from information provided in the financial statements.                       December 31, 1997
AGGREGATE BOND                                                                              ------------------------------
INDEX FUND            Increase (Decrease) in Net Asset Value:                                 Class A            Class D
==========================================================================================================================
Per Share             Net asset value, beginning of period .............................    $     10.00        $     10.00
Operating                                                                                   -----------        -----------
Performance:          Investment income--net ...........................................            .48                .46
                      Realized and unrealized gain on investments from the Series--net .            .45                .45
                                                                                            -----------        -----------
                      Total from investment operations .................................            .93                .91
                                                                                            -----------        -----------
                      Less dividends and distributions:
                         Investment income-- net .......................................           (.48)              (.46)
                         Realized gain on investments from the Series-- net ............           (.03)              (.03)
                         In excess of realized gain on investments from the Series-- net             --++               --++
                                                                                            -----------        -----------
                      Total dividends and distributions ................................           (.51)              (.49)
                                                                                            -----------        -----------
                      Net asset value, end of period ...................................    $     10.42        $     10.42
                                                                                            ===========        ===========
==========================================================================================================================
Total Investment      Based on net asset value per share ...............................           9.49%++            9.29%++
Return:                                                                                     ===========        ===========
==========================================================================================================================
Ratios to Average     Expenses, net of reimbursement+++ ................................            .35%*              .60%*
Net Assets:                                                                                 ===========        ===========
                      Expenses+++ ......................................................            .52%*              .77%*
                                                                                            ===========        ===========
                      Investment income--net ...........................................           6.22%*             5.98%*
                                                                                            ===========        ===========
==========================================================================================================================
Supplemental          Net assets, end of period (in thousands) .........................    $   251,140        $    56,134
Data:                                                                                       ===========        ===========
==========================================================================================================================

                      *     Annualized.
                      +     Commencement of operations.
                      ++    Amount is less than $.01 per share.
                      +++   Includes the Fund's share of the Series' allocated
                            expenses.
                      ++    Aggregate total investment return.
                            See Notes to Financial Statements.


                                  Pages 6 & 7

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.14% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 3, 1997 to December 31, 1997, MLAM earned fees of $204,163, of which $139,532 was voluntarily waived. MLAM also reimbursed the Fund for additional expenses of $77,704.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the period April 3, 1997 to December 31, 1997 were $297,366,838 and $7,375,841, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $299,978,335 for the period April 3, 1997 to December 31, 1997.

Transactions in capital shares for each class were as follows:

---------------------------------------------------------------------------
Class A Shares for the Period April 3,                           Dollar
1997+ to December 31, 1997                     Shares            Amount
---------------------------------------------------------------------------
Shares sold .................                 25,730,300     $ 262,000,547
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........                    719,579         7,438,280
                                             -----------     -------------
Total issued ................                 26,449,879       269,438,827
Shares redeemed .............                 (2,338,963)      (24,009,006)
                                             -----------     -------------
Net increase ................                 24,110,916     $ 245,429,821
                                             ===========     =============
---------------------------------------------------------------------------

+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

----------------------------------------------------------------------------
Class D Shares for the Period April 3,                           Dollar
1997+ to December 31, 1997                     Shares            Amount
----------------------------------------------------------------------------

Shares sold .................                 6,726,307        $ 68,244,160
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........                   145,936           1,506,072
                                             ----------        ------------
Total issued ................                 6,872,243          69,750,232
Shares redeemed .............                (1,485,526)        (15,201,718)
                                             ----------        ------------
Net increase ................                 5,386,717        $ 54,548,514
                                             ==========        ============
----------------------------------------------------------------------------
+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

INDEPENDENT AUDITORS' REPORT

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

The Board of Directors and Shareholders of
Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Aggregate Bond Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Aggregate Bond Index Fund of the Merrill Lynch Index Funds, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 3, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 10, 1998

                                   Pages 8 & 9

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

SCHEDULE OF INVESTMENTS

Merrill Lynch Aggregate Bond Index Series
------------------------------------------------------------------------------------------------------------------------------------
                                                 Face      Interest            Maturity                                     Value
 Issue                                          Amount       Rate               Date(s)                  Cost              (Note 1a)
====================================================================================================================================

US Government
Obligations--48.83%
====================================================================================================================================
United States Treasury Bonds                $18,810,000      8.75 %            5/15/2017            $ 22,890,325        $ 24,661,603
                                              6,970,000      6.625             2/15/2027               6,771,640           7,566,771
                                              3,100,000      6.375             8/15/2027               3,043,422           3,269,539
                                              1,200,000      6.125            11/15/2027               1,210,875           1,233,192
====================================================================================================================================
United States Treasury Notes                  7,020,000      6.25              6/30/1998               7,036,305           7,046,325
                                              6,330,000      5.75             12/31/1998               6,327,625           6,338,925
                                             10,000,000      6.25              5/31/1999              10,034,994          10,079,700
                                              1,330,000      6.00              6/30/1999               1,336,792           1,336,650
                                              9,950,000      5.875             8/31/1999               9,940,594           9,981,044
                                             11,000,000      6.375             5/15/2000              11,065,830          11,165,000
                                             16,840,000      6.00              8/15/2000              16,838,939          16,961,080
                                              1,900,000      5.75             11/15/2000               1,901,586           1,903,553
                                             16,300,000      6.50              5/31/2002              16,362,893          16,776,286
                                              1,850,000      6.25              6/30/2002               1,852,833           1,886,704
                                              2,100,000      6.00              7/31/2002               2,091,984           2,121,987
                                              5,400,000      6.25              8/31/2002               5,413,547           5,510,538
                                              3,500,000      5.875             9/30/2002               3,488,125           3,519,145
                                              2,800,000      5.75             10/31/2002               2,796,719           2,802,632
                                              1,500,000      5.75             11/30/2002               1,499,734           1,501,170
                                              5,350,000      6.25              2/15/2007               5,158,501           5,520,505
                                              4,200,000      6.625             5/15/2007               4,250,664           4,445,448
                                              4,500,000      6.125             8/15/2007               4,481,047           4,624,470
====================================================================================================================================
Total Investments in US Government Obligations--48.83%                                               145,794,974         150,252,267
====================================================================================================================================
US Government Agency
Mortgage-Backed
Obligations*--29.24%
====================================================================================================================================
Federal Home Loan Mortgage                      311,995      6.50(1)           9/01/2002                 312,092             313,845
Corporation Participation                     1,280,494      6.50         2/01/2011--5/01/2012         1,267,294           1,286,039
 Certificates--Gold Program                   7,035,000      6.50               TBA(3)                 7,010,864           7,045,975
                                              1,585,908      7.00(2)     7/01/2004--11/01/2004         1,599,394           1,609,189
                                              7,384,978      7.00        5/01/2012--12/01/2027         7,379,925           7,470,397
                                                700,000      7.00               TBA(3)                   710,828             710,828
                                              6,129,326      7.50        8/01/2012--12/01/2027         6,226,190           6,279,892
                                                400,000      7.50               TBA(3)                   409,375             409,375
                                              6,357,719      8.00        5/01/2012--11/01/2027         6,538,407           6,587,340
                                                900,000      8.00               TBA(3)                   931,750             931,359
                                              3,898,196      9.50        2/01/2019--10/01/2024         4,190,349           4,212,840
====================================================================================================================================
Federal National Mortgage Association           226,121      5.50              6/01/2011                 211,000             219,125
Mortgage-Backed Securities                       99,409      6.00(2)          11/01/2004                  97,949              98,291
                                              3,266,253      6.00        1/01/2026--11/01/2027         3,007,549           3,148,757
                                                200,000      6.00               TBA(3)                   192,563             192,563
                                              1,880,817      6.50(2)     5/01/2004--10/01/2004         1,871,065           1,886,102
                                              2,029,841      6.50        3/01/2027--11/01/2027         1,966,620           2,004,467
                                                500,000      6.50               TBA(3)                   493,203             493,203
                                             10,991,268      7.00        4/01/2027--12/01/2027        10,887,234          11,070,186
                                                100,000      7.00               TBA(3)                   100,797             100,718
                                              9,419,811      7.50        8/01/2027--11/01/2027         9,513,456           9,629,832
                                                891,222      9.50        12/01/2017--1/01/2025           958,516             958,979
====================================================================================================================================
Government National Mortgage Association      1,859,649      6.00         3/15/2011--2/15/2012         1,805,336           1,841,629
Mortgage-Backed Securities                      870,975      6.50              4/15/2026                 821,439             861,987
                                                718,000      6.50               TBA(3)                   706,613             710,590
                                              2,610,892      7.00        11/15/2027--12/15/2027        2,625,081           2,632,093
                                                300,000      7.00               TBA(3)                   302,156             302,156
                                              4,143,384      7.50        3/15/2027--12/15/2027         4,186,484           4,244,359
                                                300,000      7.50               TBA(3)                   307,172             307,311
                                              5,957,759      8.00        1/01/2020--10/15/2027         6,088,872           6,175,574
                                              4,632,159      8.50        7/15/2025--10/15/2027         4,831,853           4,865,510
                                                775,423      9.00        4/15/2018--11/15/2019           832,805             842,654
                                                493,538      9.50              2/15/2027                 535,797             535,360
====================================================================================================================================
Total Investments in US Government Agency Mortgage-Backed Obligations--29.24%                         88,920,028          89,978,525

====================================================================================================================================
                   S&P    Moody's   Face
INDUSTRIES        Ratings Ratings  Amount             Corporate Bonds & Notes
=================================================================================================================================
Asset-Backed         AAA   Aaa  $1,000,000   Standard Credit Card Master Trust, 5.50%
Securities**--0.32%                             due 1/07/1999                                             990,000         993,430
=================================================================================================================================
Banking--2.60%       A-    A1    1,000,000   Chase Manhattan Corp., 9.75% due 11/01/2001                1,112,050       1,114,530
                     A     A1      500,000   Citicorp, 9.50% due 2/01/2002                                553,875         556,870
                     A     A1      500,000   Citicorp, 7.625% due 5/01/2005                               527,890         534,575
                     BBB+  A3    1,020,000   Fleet/Norstar Financial Group, Inc., 8.125%
                                                due 7/01/2004                                           1,066,374       1,108,648
                     A     A2      500,000   NationsBank Corp., 6.50% due 8/15/2003                       500,435         504,810
                     AA-   Aa3   1,835,000   Norwest Corporation, 5.75% due 2/01/2003                   1,730,864       1,796,465
                     A+    A1    1,050,000   Republic New York Corp., 7.53% due 12/04/2026              1,047,322       1,069,110
                     AA    Aa2     230,000   Swiss Bank Corp. N.Y., 7.50% due 7/15/2025                   225,195         249,424
                     BBB+  A1    1,000,000   Wells Fargo Capital, 8.125% due 12/01/2026 (a)               967,500       1,076,170
                                                                                                       ----------      ----------
                                                                                                        7,731,505       8,010,602
=================================================================================================================================
Financial Services-- BBB+  A2      200,000   Heller Financial, Inc., 7% due 5/15/2002                     197,878         203,024
1.53%                A+    A1      275,000   International Lease Finance Corp., 6.625%
                                                due 4/01/1999                                             274,461         276,493
                     A     Baa1  1,000,000   Lehman Brothers, Inc., 10% due 5/15/1999                   1,055,900       1,048,320
                     BBB+  Baa1  1,000,000   Paine Webber Group, Inc., 7.74% due 1/30/2012              1,063,050       1,097,720
                     A     A2    2,000,000   Salomon Smith Barney Holdings, Inc., 7.125%
                                                due 10/01/2006                                          1,996,200       2,071,740
                                                                                                       ----------      ----------
                                                                                                        4,587,489       4,697,297
=================================================================================================================================

                                 Pages 10 & 11

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

                  Merrill Lynch Aggregate Bond Index Series (continued)
                  ---------------------------------------------------------------------------------------------------------------
                   S&P    Moody's   Face                                                                                   Value
INDUSTRIES        Ratings Ratings  Amount             Corporate Bonds & Notes                             Cost           (Note la)
=================================================================================================================================
Financial Services-- AA-   Aa3   $ 500,000   Associates Corp. N.A., 7.46% due 3/28/2000                 $ 513,070       $ 515,405
Consumer--1.47%      AA-   Aa3     500,000   Associates Corp. N.A., 7.125% due 5/15/2000                  509,825         512,530
                     A+    Aa3     200,000   CIT Group Holdings, Inc., 5.875% due 10/15/2008              178,758         188,574
                     A+    A1    1,000,000   Commercial Credit Co., 6.125% due 3/01/2000                  985,890         998,390
                     A-    Baa1    500,000   Finova Capital Corp., 6.45% due 6/01/2000                    502,715         501,780
                     A     A2    1,250,000   Household Finance Corp., 7.75% due 6/01/1999               1,279,177       1,275,987
                     A+    Aa3     500,000   Travelers Capital II, 7.75% due 12/01/2036                   507,205         518,515
                                                                                                     ------------    ------------
                                                                                                        4,476,640       4,511,181
=================================================================================================================================
Foreign Government   BBB+  A3      600,000   People's Republic of China, 6.625% due 1/15/2003             589,332         590,880
Obligations--1.40%   AA    Aa2   1,000,000   Province of British Columbia, 7.25% due 9/01/2036          1,019,840       1,101,540
                     AA-   Aa3     500,000   Province of Ontario, 7.375% due 1/27/2003                    524,060         524,330
                     AA-   Aa3     500,000   Province of Ontario, 7.625% due 6/27/2004                    531,870         537,070
                     A     A3      400,000   Province of Saskatchewan, 9.125% due 2/15/2021               513,708         519,076
                     AA    Aa3   1,000,000   Republic of Italy, 6.875% due 9/27/2023                      967,770       1,049,510
                                                                                                     ------------    ------------
                                                                                                        4,146,580       4,322,406
=================================================================================================================================
Industrial--         A+    A1    1,000,000   Anheuser-Busch Co., Inc., 6.75% due 11/01/2006               969,880       1,009,730
Consumer Goods--     A     A2      500,000   Philip Morris Companies, Inc., 9% due 1/01/2001              534,935         534,220
0.73%                A     A2      365,000   Philip Morris Companies, Inc., 6.95% due 6/01/2006           367,606         378,016
                     BBB-  Baa3    300,000   RJR Nabisco, Inc., 8.75% due 7/15/2007                       319,341         325,329
                                                                                                     ------------    ------------
                                                                                                        2,191,762       2,247,295
=================================================================================================================================
Industrial--         AA-   A1      500,000   Consolidated Natural Gas Co., 6.625% due 12/01/2008          493,905         510,915
Energy--0.97%        BBB+  Baa2    500,000   Enron Corp., 6.625% due 10/15/2003                           499,400         503,110
                     AA    Aa2     100,000   Mobil Corp., 7.25% due 3/15/1999                             101,251         101,369
                     BBB   Baa2    500,000   Occidental Petroleum Corp., 10.125% due 11/15/2001           562,455         564,120
                     A-    A3    1,000,000   Phillips Petroleum Co., 8.86% due 5/15/2022                1,088,410       1,129,440
                     BBB-  Baa3    150,000   USX Corp., 8.125% due 7/15/2023                              165,882         167,502
                                                                                                     ------------    ------------
                                                                                                        2,911,303       2,976,456
=================================================================================================================================
Industrial--         A     A3      150,000   Chrysler Corp., 7.45% due 3/01/2027                          157,253         160,359
Manufacturing--      AA-   Aa3   1,000,000   E.I. du Pont de Nemours, 7.95% due 1/15/2023               1,009,260       1,053,260
3.05%                A     A1      500,000   Ford Motor Credit Co., 8% due 6/15/2002                      531,655         532,615
                     A     A1    1,000,000   Ford Motor Credit Co., 7.75% due 11/15/2002                1,025,760       1,060,990
                     A     A1      500,000   Ford Motor Credit Co., 7.20% due 6/15/2007                   522,220         527,140
                     AAA   Aaa     300,000   General Electric Capital Corp., 8.375% due 3/01/2001         316,032         319,116
                     A-    A3    1,600,000   General Motors Acceptance Corp., 5.45% due 3/01/1999       1,571,584       1,588,832
                     A-    A3      100,000   General Motors Acceptance Corp., 9.375% due 4/01/2000        106,398         106,414
                     BBB-  Baa2    500,000   Georgia-Pacific Corp., 7.375% due 12/01/2025                 512,055         509,435
                     A     A1    1,000,000   International Business Machines Corp., 7.125%
                                                due 12/01/2096                                            948,080       1,034,560
                     BBB+  A3      500,000   Lockheed Martin Corp., 7.25% due 5/15/2006                   522,245         524,045
                     A     A2      900,000   Lucent Technologies, Inc., 6.90% due 7/15/2001               895,563         923,292
                     BBB   Baa3    500,000   Seagate Technology, Inc., 7.45% due 3/01/2037                505,315         513,510
                     A-    A2      500,000   Xerox Capital Trust I, 8% due 2/01/2027                      517,340         529,369
                                                                                                     ------------    ------------
                                                                                                        9,140,760       9,382,937
=================================================================================================================================
Industrial--         BBB+  Baa1  1,500,000   Norfolk Southern Corp., 7.70% due 5/15/2017                1,538,160       1,652,520
Other--1.24%         BBB   Baa2  1,000,000   Union Pacific Corp., 9.625% due 12/15/2002                 1,135,940       1,130,740
                     BB+   Baa3    650,000   United Air Lines, Inc., 9% due 12/15/2003                    721,292         729,274
                     A     A2      300,000   WMC Finance, USA, 7.25% due 11/15/2013                       291,822         308,643
                                                                                                     ------------    ------------
                                                                                                        3,687,214       3,821,177
=================================================================================================================================
Industrial--         BBB+  Baa2  1,000,000   American Stores Co., 9.125% due 4/01/2002                  1,110,040       1,100,080
Services--2.50%      BBB-  Baa3    500,000   Circus Circus Enterprises, Inc., 7.625% due 7/15/2013        502,325         512,775
                     BBB-  Baa3    450,000   Comcast Cable Communications, 8.375% due 5/01/2007           491,864         501,165
                     BBB+  Baa1  1,000,000   Dayton Hudson Co., 10% due 1/01/2011                       1,227,430       1,276,770
                     A     A2      360,000   May Department Stores Co., 7.60% due 6/01/2025               345,942         392,868
                     BBB   Baa3  1,000,000   News America Holdings, Inc., 8.50% due 2/15/2005           1,073,535       1,096,610
                     A     A2      200,000   Penney (J.C.) & Co., 7.95% due 4/01/2017                     204,476         223,612
                     A-    A2      500,000   Sears, Roebuck & Co., 6.25% due 1/15/2004                    493,995         497,240
                     BBB-  Ba1     500,000   TCI Communications, Inc., 6.875% due 2/15/2006               482,050         501,840
                     BBB-  Ba1     100,000   Tele-Communications, Inc., 9.80% due 2/01/2012               110,548         124,321
                     BBB-  Ba1     500,000   Time Warner, Inc., 7.95% due 2/01/2000                       515,375         515,370
                     BBB-  Ba1     400,000   Time Warner, Inc., 8.18% due 8/15/2007                       410,104         435,384
                     A     A2      500,000   Walt Disney Co., 6.75% due 3/30/2006                         512,650         516,045
                                                                                                     ------------    ------------
                                                                                                        7,480,334       7,694,080
=================================================================================================================================
Utilities--          BBB-  Ba1   1,000,000   360 Communications Co., 7.125% due 3/01/2003               1,019,270       1,021,260
Communications--     AAA   Aaa     900,000   BellSouth Telecommunications, Inc., 6.75% due 10/15/2033     796,973         873,216
1.24%                A     Baa1    750,000   GTE Corp., 7.83% due 5/01/2023                               722,123         779,843
                     A     A2      150,000   MCI Communications Corp., 7.50% due 8/20/2004                155,665         157,271
                     A     Aa3     200,000   U S West Communications, Inc., 6.875% due 9/15/2033          178,850         191,516
                     BBB-  Ba1     750,000   WorldCom, Inc., 7.75% due 4/01/2007                          776,430         805,418
                                                                                                     ------------    ------------
                                                                                                        3,649,311       3,828,524
=================================================================================================================================
Utilities--          AA-   A1    1,470,000   Baltimore Gas & Electric Co., 8.375% due 8/15/2001         1,551,365       1,570,474
Gas & Electric--     BBB+  A3      100,000   Detroit Edison Co., 5.93% due 2/01/2001                       96,905          99,275
2.29%                BBB+  A3      500,000   Detroit Edison Co., 7.22% due 8/01/2002                      518,860         518,905
                     A-    A3      500,000   Houston Lighting & Power Co., 8.75% due 3/01/2022            538,705         561,515
                     A-    A3    1,000,000   Pennsylvania Power & Light Resources, Inc., 8.50%
                                                due 5/01/2022                                           1,056,750       1,067,710
                     A-    A3    1,700,000   Public Service Electric & Gas Co., 6.50% due 6/01/2000     1,699,252       1,711,662
                     A     A2      200,000   Virginia Electric and Power Co., 6.25% due 8/01/1998         200,378         200,378
                     AA+   A2    1,250,000   Wisconsin Electric Power Co., 7.25% due 8/01/2004          1,280,137       1,315,525
                                                                                                     ------------    ------------
                                                                                                        6,942,352       7,045,444
=================================================================================================================================
Yankees--            AA-   Aa3     425,000   Abbey National First Capital, 8.20% due 10/15/2004           450,003         464,920
Corporate--1.44%     A     A2      500,000   BHP Finance USA Ltd., 6.42% due 3/01/2026                    497,170         501,355
                     A+    A2      550,000   Grand Metropolitan Investment PLC, 9% due 8/15/2011          617,518         662,084

                                 Pages 12 & 13

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

SCHEDULE OF INVESTMENTS (concluded)

                  Merrill Lynch Aggregate Bond Index Series (concluded)
                  ---------------------------------------------------------------------------------------------------------------
                   S&P    Moody's   Face                                                                                   Value
INDUSTRIES        Ratings Ratings  Amount             Corporate Bonds & Notes                             Cost           (Note la)
=================================================================================================================================
Yankees--            A+    A2   $1,000,000   Hydro-Quebec, 8.875% due 3/01/2026                         1,116,000    $  1,242,780
Corporate            BBB+  A3      500,000   Philips Electronics N.V., 7.75% due 5/15/2025                512,285         534,110
(concluded)          A+    A1    1,000,000   Santander Finance Ltd., 7% due 4/01/2006                   1,004,440       1,022,190
                                                                                                     ------------    ------------
                                                                                                        4,197,416       4,427,439
=================================================================================================================================
                     Total Investments in Corporate Bonds & Notes--20.78%                              62,132,666      63,958,268
=================================================================================================================================
                      Face Amount                     Short-Term Securities
=================================================================================================================================
Repurchase           $11,793,000             Nikko Securities Co., purchased on 12/31/97 to yield
Agreements***--                                 6.75% to 1/02/1998                                     11,793,000      11,793,000
3.83%
=================================================================================================================================
                     Total Investments in Short-Term Securities--3.83%                                 11,793,000      11,793,000
=================================================================================================================================
                     Total Investments--102.68%                                                      $308,640,668     315,982,060
                                                                                                     ============
                     Liabilities in Excess of Other Assets--(2.68%)                                                    (8,241,663)
                                                                                                                     ------------
                     Net Assets--100.00%                                                                             $307,740,397
                                                                                                                     ============
=================================================================================================================================

                     *     Mortgage-Backed Obligations are subject to
                           principal paydowns as a result of prepayments or
                           refinancing of the underlying mortgage
                           instruments. As a result, the average life may be
                           substantially less than the original maturity.
                     **    Subject to principal paydowns.
                     ***   Repurchase Agreements are fully collateralized by
                           US Government Agency Obligations.
                     (a)   The security may be offered and sold to "qualified
                           institutional buyers" under Rule 144A of the Securities Act of 1933.
                     (1)   Represents balloon mortgages that amortize on a
                           30-year schedule and have 5-year maturities.
                     (2)   Represents balloon mortgages that amortize on a
                           30-year schedule and have 7-year maturities.
                     (3)   Represents a "to-be-announced" (TBA) transaction.
                           The Series has committed to purchasing securities for which final maturity information is not available at this time.
                           Ratings of issues shown have not been audited by Deloitte & Touche LLP.
                           See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES        As of December 31, 1997
==============================================================================================================
Assets:             Investments, at value (identified cost--$308,640,668) (Note 1a)               $315,982,060
                    Cash .......................................................                        98,056
                    Receivables:
                       Interest ................................................    $3,587,396
                       Contributions ...........................................       473,792       4,061,188
                                                                                    ----------
                    Deferred organization expenses (Note 1e) ...................                        15,842
                    Prepaid expenses ...........................................                           714
                                                                                                  ------------
                    Total assets ...............................................                   320,157,860
                                                                                                  ------------
==============================================================================================================
Liabilities:        Payables:
                       Securities purchased ....................................    12,133,853
                       Withdrawals .............................................       181,211
                       Investment adviser (Note 2) .............................         1,471      12,316,535
                                                                                    ----------
                    Accrued expenses and other liabilities .....................                       100,928
                                                                                                  ------------
                    Total liabilities ..........................................                    12,417,463
                                                                                                  ------------
==============================================================================================================
Net Assets:         Net assets .................................................                  $307,740,397
                                                                                                  ============
==============================================================================================================
Net Assets          Partners' capital ..........................................                  $300,399,005
Consist of:         Unrealized appreciation on investments--net ................                     7,341,392
                                                                                                  ------------
                    Net assets .................................................                  $307,740,397
                                                                                                  ============
==============================================================================================================

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES          For the Period April 3, 1997+ to December 31, 1997
==============================================================================================================
Investment Income     Interest and discount earned...............................                 $  9,531,892
(Note 1d):            Other .....................................................                       54,707
                                                                                                  ------------
                      Total income...............................................                    9,586,599
                                                                                                  ------------
==============================================================================================================
Expenses:             Accounting services (Note 2)...............................   $  113,606
                      Investment advisory fees (Note 2)..........................       88,609
                      Custodian fees.............................................       34,772
                      Professional fees..........................................       16,098
                      Pricing fees...............................................        6,615
                      Trustees' fees and expenses................................        3,065
                      Amortization of organization expenses (Note 1e)............        2,775
                      Registration fees..........................................          250
                      Other .....................................................          879
                      Total expenses before reimbursement........................      266,669
                                                                                    ----------
                      Reimbursement of expenses (Note 2).........................      (42,985)
                                                                                    ----------
                      Total expenses after reimbursement.........................                      223,684
                                                                                                  ------------
                      Investment income--net.....................................                    9,362,915
                                                                                                  ------------
==============================================================================================================
Realized &            Realized gain from investments--net........................                      870,626
Unrealized Gain on    Unrealized appreciation on investments--net................                    7,341,392
Investments - Net                                                                                 ------------
(Notes 1b, 1d & 3):   Net Increase in Net Assets Resulting from Operations.......                 $ 17,574,933
                                                                                                  ============
==============================================================================================================

                      +  Commencement of operations.
                         See Notes to Financial Statements.


                                  Pages 14 & 15

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                  For the Period
AGGREGATE BOND                                                                                April 3, 1997+ to
INDEX SERIES       Increase (Decrease) in Net Assets:                                         December 31, 1997
===============================================================================================================
Operations:        Investment income--net...............................................           $  9,362,915
                   Realized gain on investments--net....................................                870,626
                   Unrealized appreciation on investments--net..........................              7,341,392
                                                                                                   ------------
                   Net increase in net assets resulting from operations.................             17,574,933
                                                                                                   ------------
===============================================================================================================
Net Capital        Increase in net assets derived from net capital contributions........            290,165,464
Contributions:                                                                                     ------------
===============================================================================================================
Net Assets:        Total increase in net assets.........................................            307,740,397
                   Beginning of period..................................................                     --
                                                                                                   ------------
                   End of period........................................................           $307,740,397
                                                                                                   ============
===============================================================================================================

                   +  Commencement of operations.
                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                                  For the Period
AGGREGATE BOND          The following ratios have been derived from                           April 3, 1997+ to
INDEX SERIES            information provided in the financial statements.                     December 31, 1997
===============================================================================================================
Ratios to Average       Expenses, net of reimbursement .................................                   .15%*
Net Assets:                                                                                        ===========
                        Expenses .......................................................                   .18%*
                                                                                                   ===========
                        Investment income--net .........................................                  6.34%*
                                                                                                   ===========
===============================================================================================================
Supplemental            Net assets, end of period (in thousands) .......................           $   307,740
Data:                                                                                              ===========
                        Portfolio turnover .............................................                 86.58%
                                                                                                   ===========
===============================================================================================================

                        *  Annualized.
                        +  Commencement of operations.
                           See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(f) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.


                                 Pages 16 & 17

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.06% of the average daily value of the Series' net assets. For the period April 3, 1997 to December 31, 1997, MLAM earned fees of $88,609, of which $37,562 was voluntarily waived. MLAM also reimbursed the Series for additional expenses of $5,423.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period April 3, 1997 to December 31, 1997 were $458,285,968 and $162,247,751, respectively.

Net realized and unrealized gains as of December 31, 1997 were as follows:

------------------------------------------------------------------------
                                           Realized           Unrealized
                                             Gains               Gains
------------------------------------------------------------------------
Long-term investments ..............    $   870,626          $ 7,341,392
                                        -----------          -----------
Total ..............................    $   870,626          $ 7,341,392
                                        ===========          ===========
------------------------------------------------------------------------

As of December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $7,333,370, of which $7,369,835 related to appreciated securities and $36,465 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $308,648,690.

INDEPENDENT AUDITORS' REPORT

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES

The Board of Trustees and Investors of
Merrill Lynch Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Aggregate Bond Index Series (one of the series constituting Merrill Lynch Index Trust) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Aggregate Bond Index Series of the Merrill Lynch Index Trust as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 3, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 10, 1998

                                  Pages 18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        Index 1--12/97

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